Expense Example - Delaware Select Growth Fund	Class A Expense Example, with Redemption, 1 Year	Class A Expense Example, with Redemption, 3 Years	Class A Expense Example, with Redemption, 5 Years	Class A Expense Example, with Redemption, 10 Years	Class C Expense Example, with Redemption, 1 Year	Class C Expense Example, with Redemption, 3 Years	Class C Expense Example, with Redemption, 5 Years	Class C Expense Example, with Redemption, 10 Years	Class R Expense Example, with Redemption, 1 Year	Class R Expense Example, with Redemption, 3 Years	Class R Expense Example, with Redemption, 5 Years	Class R Expense Example, with Redemption, 10 Years	Institutional Class Expense Example, with Redemption, 1 Year	Institutional Class Expense Example, with Redemption, 3 Years	Institutional Class Expense Example, with Redemption, 5 Years	Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	685	941	1,217	2,001	293	620	1,073	2,329	143	466	813	1,792	92	311	547	1,226